Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued Expenses
Accrued Expenses

7)    Accrued Expenses

Accrued expenses are comprised of the following:

	September 30, 2021	December 31, 2020
Accrued price protection	$1,853,979	$1,853,979
Accrued product returns	5,590,248	9,452,248
Accrued contract rebates	341,715	412,046
Due to Vivus (see Note 14)	2,267,523	2,267,523
Accrued severance	25,417	519,609
Accrued professional fees	31,463	—
Accrued marketing	1,258,255	—
Other accrued expenses	225,514	178,381
Total accrued expenses	$11,594,114	$14,683,786

As part of its acquisition of Stendra®, the Company provides the previous owner with price protection for certain Stendra® product returns that are processed by the previous owner in accordance with the Company's returned goods policy. Some customer agreements require that product returns be credited at the current wholesale acquisition cost (“WAC”). If the Company subsequently raises the WAC, the Company will reimburse the previous owner for the difference between the current WAC and the original sale price for returns processed by the previous owner.

7)    Accrued Expenses

Accrued expenses are comprised of the following:

	December 31, 2020	December 31, 2019
Accrued price protection	$1,853,979	$1,847,639
Accrued product returns	9,452,248	10,707,807
Accrued contract rebates	412,046	1,368,279
Due to Vivus (see Note 14)	2,267,523	2,259,769
Due to third-party logistic provider	—	4,388,600
Accrued severance	519,609	—
Other accrued expenses	178,381	315,168
Total accrued expenses	$14,683,786	$20,887,262

As part of its acquisition of Stendra®, the Company provides the previous owner with price protection for certain Stendra® product returns that are processed by the previous owner. Some customer agreements require that product returns be credited at the current wholesale acquisition cost (“WAC”). If the Company subsequently raises the WAC, the Company will reimburse the previous owner for the difference between the current WAC and the original sale price for returns processed by the previous owner.